SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Accounts receivable	$ (1,566)	$ (1,401)	$ (1,058)
Inventory	(7)	877	(629)
Prepayments and other	18	(760)	(192)
Accounts payable and other	1,060	1,500	(212)
Changes in non-cash working capital, net	$ (495)	$ 216	$ (2,091)